Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Other Long-term Debt

	December 31,	December 31,
	2019	2020
	US$	US$
Senior notes
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	296,897,742	—
February 2021 Senior notes due on February 28, 2021 at 7.75%	261,941,119	224,952,688
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	123,055,415	—
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20%	295,968,740	253,678,567
June 2022 Senior notes due on June 29, 2022 at 14.00%	—	71,101,480
September 2023 Senior notes due on September 17, 2023 at 14.50%	—	296,902,963

Corporate bonds
Due December 28, 2020 at 8.20%	1,962,386	—
Due January 27, 2021 at 7.47%	8,213,641	—
Due March 14, 2021 at 7.09%	7,551,597	—
Due September 21, 2020 at 8.50%	21,947,434	—
Due April 1, 2024 at 8.40%	58,887,016	—
Due January 4, 2022 at 8.50%	650,673	—
Due November 13, 2025 at 8.35%	—	40,142,724

Loan from Ping An Trust Co., Ltd
Due May 22, 2020 at 10.3192%	43,003,354	—
Due November 23, 2020 at 11.20%	200,682,320	—
Due May 22, 2021 at 15.00%	42,989,020	—
Due May 29, 2021 at 11.50%	85,863,364	—
Due April 26, 2021 at 11.50%	24,248,158	—
Due May 31. 2022 at 12.80%	—	102,223,789

Kunlun Trust Co., Ltd
Due March 17, 2020 at 7.62%	21,501,677	—

Loan from Wanxiang Trust Co., Ltd
Due April 30, 2021 at 12.00%	28,668,903	30,651,811
Due January 4, 2020 at 12.00%	12,929,675	—
Due July 18, 2020 at 12.00%	21,501,677	—

Loan from China Huarong Asset Management Co., Ltd
Due November 27, 2020 at 11.50%	10,894,183	—
Due October 30, 2020 at 11.50%	28,095,525	—
Due November 8, 2021 at 12.00%	30,145,351	24,671,642
Due April 20, 2022 at 12.00%	—	41,379,945

Loan from China Resources Investment Trust Co., Ltd
Due November 9, 2020 at 9.405%	42,286,632	—

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00%	172,013,417	274,180,447

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 23, 2021 at 11.60%	6,880,537	6,130,362

Loan from Min Sheng Finance Lease Co., Ltd
Due July 15, 2023 at 5.85%	—	10,213,324

Loan from Zhongrong International Trust Co. Ltd.
Due May 13, 2022 at 13.00%	—	229,888,577

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50%	—	91,955,432

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due July 14, 2022 at 13.00%	—	50,575,488

Loan from Kent EB-5 LLC
Due January 23, 2020 at 5.95%	9,500,000	—
Due April 30, 2020 at 5.95%	5,000,000	—
Due June 25, 2020 at 5.95%	5,000,000	—
Due August 4, 2020 at 5.95%	5,000,000	—
Due August 20, 2020 at 5.95%	5,000,000	—
Due October 1, 2020 at 5.95%	10,000,000	—
Due November 23, 2020 at 5.95%	10,000,000	—
Due March 15, 2021 at 5.95%	9,500,000	—
Due September 12, 2021 at 5.95%	500,000	—
Due January 23, 2022 at 5.95%	—	53,000,000

Loan from Bank of Ozark
Due March 24, 2021 at 4.50% plus 1 month LIBOR	50,157,305	92,851,951

Loan from Bank Direct Capital Finance
Due November 1, 2020 at 5.5%	822,506	—

Loan from CMGT Lender 35 LLC
Due May 24, 2021 at 12.26%	18,660,737	—

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5%	28,955,968	30,000,000

Total principal of other long-term debt	2,006,876,072	1,924,501,190
Less: current portion of other long-term debt	(970,185,445)	(911,485,562)
Total other long-term debt	1,036,690,627	1,013,015,628

Schedule of Maturities

As of December 31, 2020, the contractual maturities of these debts are as follows:

Year	Amount
US$
2021	911,485,562
2022	581,851,524
2023	391,021,380
2024	—
2025 and thereafter	40,142,724
Less: current portion of other long term debt	(911,485,562)
Total: Other long-term debt	1,013,015,628